Operating costs Number of employees (Details)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of operating segments [line items]
Number of employees, year end	23,023	22,132	21,054
Average number of employees	22,705	22,043	20,842
Country of domicile
Disclosure of operating segments [line items]
Number of employees, year end	6,517	6,265	6,224
Average number of employees	6,431	6,291	6,067
Foreign countries
Disclosure of operating segments [line items]
Number of employees, year end	16,506	15,867	14,830
Average number of employees	16,274	15,752	14,775